Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Dec. 15, 2009 Wild Blue [Member]	Sep. 30, 2012 Contract Backlogs [Member]	Dec. 31, 2011 Contract Backlogs [Member]
Loss Contingencies [Line Items]
Backlog covered by LCO contracts				$ 71.8	$ 95.9
Noncontrolling ownership interest percentage	74.90%		28.00%
Settlement payment in exchange for claims made by plaintiffs		6.1
Legal fees	$ 2.2